GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS
Rollforward of goodwill balances by reportable segment

The following table represents a roll forward of our goodwill balances by reportable segments:

(in millions)	Institutional	Food & Beverage	Total
Balance at December 31, 2020	$337.9	$129.1	$467.0
Acquisitions	6.8	2.0	8.8
Acquisition adjustments(1)	—	(8.7)	(8.7)
Impairment	—	—	—
Currency translation adjustment	(5.5)	(2.1)	(7.6)
Balance at September 30, 2021	$339.2	$120.3	$459.5

		Food &
(in millions)	Institutional	Beverage	Total
Gross value at December 31, 2018	$126.5	$359.3	$485.8
Accumulated impairment	(17.8)	(50.7)	(68.5)
Carrying value at December 31, 2018	108.7	308.6	417.3
Foreign currency adjustment	(0.3)	(1.0)	(1.3)
Gross value at December 31, 2019	126.2	358.3	484.5
Accumulated impairment	(17.6)	(50.0)	(67.6)
Carrying value at December 31, 2019	108.6	308.3	416.9
Acquisition	17.9	22.0	39.9
Foreign currency adjustment	2.4	6.9	9.3
Gross value at December 31, 2020	146.5	387.2	533.7
Accumulated impairment	(17.4)	(49.3)	(66.7)
Carrying value at December 31, 2020	$129.1	$337.9	$467.0

Gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite lives

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at September 30, 2021, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$924.4	$(173.6)	$—	$750.8
Trademarks	28.5	(7.1)	—	21.4
Capitalized software	81.8	(67.6)	—	14.2
Brand name	620.5	(126.7)	—	493.8
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.9)	—	1.4
Intellectual property	43.4	(5.5)	—	37.9
Total intangible assets with definite lives	1,711.4	(391.8)	—	1,319.6
Trademarks and trade names with indefinite lives	874.2	—	—	874.2
Total identifiable intangible assets	$2,585.6	$(391.8)	$—	$2,193.8

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2020, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$939.2	$(142.4)	$—	$796.8
Trademarks	28.8	(5.3)	—	23.5
Capitalized software	76.7	(58.5)	—	18.2
Brand name	642.7	(106.5)	—	536.2
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.3)	—	2.0
Intellectual property	37.4	(3.2)	—	34.2
Total intangible assets with definite lives	1,737.6	(326.6)	—	1,411.0
Trademarks and trade names with indefinite lives	900.4	—	—	900.4
Total identifiable intangible assets	$2,638.0	$(326.6)	$—	$2,311.4

Gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with indefinite lives

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at September 30, 2021, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$924.4	$(173.6)	$—	$750.8
Trademarks	28.5	(7.1)	—	21.4
Capitalized software	81.8	(67.6)	—	14.2
Brand name	620.5	(126.7)	—	493.8
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.9)	—	1.4
Intellectual property	43.4	(5.5)	—	37.9
Total intangible assets with definite lives	1,711.4	(391.8)	—	1,319.6
Trademarks and trade names with indefinite lives	874.2	—	—	874.2
Total identifiable intangible assets	$2,585.6	$(391.8)	$—	$2,193.8

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2020, respectively:

	Gross Carrying	Accumulated	Accumulated	Net Book
(in millions)	Value	Amortization	Impairment	Value
Customer relationships	$939.2	$(142.4)	$—	$796.8
Trademarks	28.8	(5.3)	—	23.5
Capitalized software	76.7	(58.5)	—	18.2
Brand name	642.7	(106.5)	—	536.2
Non-compete agreements	8.5	(8.4)	—	0.1
Favorable leases	4.3	(2.3)	—	2.0
Intellectual property	37.4	(3.2)	—	34.2
Total intangible assets with definite lives	1,737.6	(326.6)	—	1,411.0
Trademarks and trade names with indefinite lives	900.4	—	—	900.4
Total identifiable intangible assets	$2,638.0	$(326.6)	$—	$2,311.4

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2020, respectively:

					Weighted
	Gross				Average
	Carrying	Accumulated	Accumulated	Net Book	Amortization
(in millions)	Value	Amortization	Impairment	Value	Periods
Customer relationships	$939.2	$(142.4)	$—	$796.8	26.3 years
Trademarks	28.8	(5.3)	—	23.5	13.5 years
Capitalized software	76.7	(58.5)	—	18.2	1.6 years
Brand name	642.7	(106.5)	—	536.2	16.7 years
Non-compete agreements	8.5	(8.4)	—	0.1	0.8 years
Favorable leases	4.3	(2.3)	—	2.0	1.7 years
Intellectual property	37.4	(3.2)	—	34.2	11.0 years
Total intangible assets with definite lives	1,737.6	(326.6)	—	1,411.0
Trademarks and trade names with indefinite lives	900.4	—	—	900.4
Total identifiable intangible assets	$2,638.0	$(326.6)	$—	$2,311.4

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class with definite and indefinite lives at December 31, 2019, respectively:

					Weighted
	Gross				Average
	Carrying	Accumulated	Accumulated	Net Book	Amortization
(in millions)	Value	Amortization	Impairment	Value	Periods
Customer relationships	$885.5	$(90.4)	$—	$795.1	27.2 years
Trademarks	26.9	(3.0)	—	23.9	14.4 years
Capitalized software	53.5	(31.5)	—	22.0	1.7 years
Brand name	603.3	(69.8)	—	533.5	17.7 years
Non-compete agreements	6.2	(4.4)	—	1.8	0.8 years
Favorable leases	4.1	(1.5)	—	2.6	2.7 years
Intellectual property	37.4	—	—	37.4	12.0 years
Total intangible assets with definite lives	1,616.9	(200.6)	—	1,416.3
Trademarks and trade names with indefinite lives	846.6	—	—	846.6
Total identifiable intangible assets	$2,463.5	$(200.6)	$—	$2,262.9